PROPERTY, EQUIPMENT AND IMPROVEMENTS (10K)	12 Months Ended
Dec. 31, 2014
PROPERTY, EQUIPMENT AND IMPROVEMENTS [Abstract]
PROPERTY, EQUIPMENT AND IMPROVEMENTS
NOTE 7.	PROPERTY, EQUIPMENT AND IMPROVEMENTS

Property, equipment and improvements are summarized as follows:

	December 31,
(In thousands)	2014	2013

Furniture, fixtures and equipment	$1,799	$1,226
Software	1,477	1,174
Leasehold improvements	610	533
Property, equipment and improvements	3,886	2,933
Less: accumulated depreciation and amortization	(1,514)	(1,174)
Property, equipment and improvements, net	$2,372	$1,759

Depreciation expense for the years ended December 31, 2014 and 2013 was $878,000, and $869,000, respectively.  We capitalized $181,000 of internal-use software development costs for the year ended December 31, 2013.  We did not capitalize any internal-use software development costs for the year ended December 31, 2014.

During the periods ended December 31, 2014 and 2013, there was no impairment to property, equipment and improvements.